Related Party Transactions - Significant related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Tencent Group
Related Party Transactions
Services received from related party	$ 330,098	¥ 2,298,074	¥ 1,266,362	¥ 516,014
Suzhou Lebei Network Technology Co., Ltd
Related Party Transactions
Services received from related party				¥ 2,444